Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Derivative financial instruments
Schedule of contractual notional amount for the derivative instruments

	June 30,	December 31,
	2025	2024
	$'m	$'m

Derivative instruments
Embedded options within listed bonds(a)	2,186.0	2,186.0
Foreign exchange swaps	14.5	14.5
	2,200.5	2,200.5

Schedule of fair value of derivative instruments

	June 30,	December 31,
	2025	2024
	$'m	$'m

Derivative instruments
Embedded options within listed bonds	33.6	29.4
Foreign exchange swaps	(10.1)	(10.2)
	23.5	19.2

Schedule of changes in fair value of derivative instruments

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Derivative instruments
Embedded options within listed bonds	1.4	4.0	4.3	10.6
Foreign exchange swaps	—	30.5	0.2	5.6
Interest rate caps	—	0.1	—	0.3
	1.4	34.6	4.5	16.5